401(k) BENEFIT PLAN (Details Narrative) - 401(k) Retirement Savings Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contribution Term Period	90 days
Contributions expense	$ 90,873	$ 73,855
Contribution percentage rate	5.00%